Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 1.965	$ 1.855